Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis - CNY (¥)		Dec. 31, 2022	Dec. 31, 2021
Assets
Loans held-for-sale		¥ 1,844,438,134	¥ 1,095,412,086
Total Assets		1,955,283,590	1,184,072,904
Liabilities
Total Liabilities		82,385,089
Loans [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans	[1]	61,835,456	64,650,818
Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans held-for-sale	[2]	1,844,438,134	1,095,412,086
Equity securities [Member] | Fair Value, Nonrecurring [Member]
Assets
Equity securities	[3]	49,010,000	24,010,000
Guarantee liabilities [Member] | Fair Value, Nonrecurring [Member]
Liabilities
Guarantee liabilities	[4]	82,385,089
Level 1 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Level 1 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans	[1]
Level 1 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans held-for-sale	[2]
Level 1 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Assets
Equity securities	[3]
Level 1 [Member] | Guarantee liabilities [Member] | Fair Value, Nonrecurring [Member]
Liabilities
Guarantee liabilities	[4]
Level 2 [Member]
Assets
Total Assets		1,955,283,590	1,184,072,904
Liabilities
Total Liabilities
Level 2 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans	[1]	61,835,456	64,650,818
Level 2 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans held-for-sale	[2]	1,844,438,134	1,095,412,086
Level 2 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Assets
Equity securities	[3]	49,010,000	24,010,000
Level 2 [Member] | Guarantee liabilities [Member] | Fair Value, Nonrecurring [Member]
Liabilities
Guarantee liabilities	[4]
Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities		82,385,089
Level 3 [Member] | Loans [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans	[1]
Level 3 [Member] | Loans held-for-sale [Member] | Fair Value, Nonrecurring [Member]
Assets
Loans held-for-sale	[2]
Level 3 [Member] | Equity securities [Member] | Fair Value, Nonrecurring [Member]
Assets
Equity securities	[3]
Level 3 [Member] | Guarantee liabilities [Member] | Fair Value, Nonrecurring [Member]
Liabilities
Guarantee liabilities	[4]	¥ 82,385,089

[1]	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held-for-sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.
[3]	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.
[4]	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.